Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 312,283,530.58
Previously Paid Amount	34,413.65
Total Fee Amount	34,413.65
Total Offset Amount
Net Fee	$ 0